Financial Instruments (Details) - Schedule of Floating Rate Borrowings - Sep. 30, 2023	CAD ($)	USD ($)
Increase +200 in Basis Points [Member]
Financial Instruments (Details) - Schedule of Floating Rate Borrowings [Line Items]
Credit facility, convertible notes and term loan	$ 1,580,146	$ 200
Government grant liability	31,713	200
Decrease -200 in Basis Points [Member]
Financial Instruments (Details) - Schedule of Floating Rate Borrowings [Line Items]
Credit facility, convertible notes and term loan	(1,580,146)	(200)
Government grant liability	$ (30,148)	$ (200)